SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)		2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Jan. 26, 2023	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Proceeds from Issuance Initial Public Offering
Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from Issuance Initial Public Offering								$ 132,250,000		$ 132,250,000				$ 132,250,000
Proceeds allocated to Public Warrants								(23,276,000)
Class A common stock issuance costs								(6,360,054)		(6,360,054)
Remeasurement adjustment of carrying value to redemption value			$ 247,094	$ 158,900	$ 1,164,496	$ 609,920	$ 101,767	32,281,054				$ 1,876,183
Common stock subject to possible redemption, ending			22,861,803	136,771,183	135,606,687	134,996,767	134,895,000		136,771,183		$ 136,771,183	134,895,000
Remeasurement adjustment of carrying value to redemption value	$ (114,000,000)			(114,068,280)										(1,876,183)
Common stock subject to possible redemption, ending			$ 23,108,897	$ 22,861,803	$ 136,771,183	$ 135,606,687	$ 134,996,767	$ 134,895,000	$ 23,108,897	134,996,767		$ 136,771,183	$ 135,606,687	$ 136,771,183
Proceeds allocated to Public Warrants										(23,276,000)
Remeasurement adjustment of carrying value to redemption value										$ 32,281,054